Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2024
Organization and Principal Activities [Abstract]
Schedule of Group Reorganization

Upon the Group Reorganization and as of December 31, 2024, details of the subsidiary companies are as follows:

Name	Background		Ownership
Neo-Concept Apparel Group Limited	●	A BVI company	100% owned by NCI

	●	Incorporated in August 2008

	●	Issued Share Capital of US$100

	●	Intermediate holding company
Name	Background		Ownership
Neo-Concept International Company Limited	●	A Hong Kong company	100% owned by NCA

	●	Incorporated in October 1992

	●	Issued Share Capital of HKD100,000

	●	Provision of one-stop apparel solution services

Neo-Concept (UK) Limited	●	A UK company	100% owned by Neo-Concept HK

	●	Incorporated in August 2000

	●	Issued Share Capital of GBP100

	●	Provision of online and offline retail sales of apparel products

Neo-Concept Exquisite Couture Limited	●	A BVI company	100% owned by NCA

	●	Incorporated in May 22, 2024

	●	Issued Share Capital of US$100

	●	Dormant